Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Fiscal Year	SCT Total for Thomas J. Schaefer PEO	SCT Total for Stanley E. Jacot PEO	CAP to Thomas J. Schaefer PEO (1)	CAP to Stanley E. Jacot Jr. PEO (1)	Average SCT Total for Non- PEO NEOs	Average CAP to Non-PEO NEOs (1)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return (2)	Net Loss (in thousands)
2025	$469,001	$-	$380,169	$-	$218,425	$111,907	$36	$(2,339)
2024	$499,477	$518,108	$567,345	$532,040	$262,501	$294,651	$(7)	$(7,038)
2023	$-	$525,177	$-	$487,532	$363,404	$342,561	$8	$(13,986)

Named Executive Officers, Footnote
(1)
Non-PEO NEOs include Mark Kawakami, former Chief Financial Officer.
(2)
Non-PEO NEOs include Mark Kawakami, former Chief Financial Officer and Laura Pitlik, former Chief Marketing Officer.
(3)
Non-PEO NEOs include Pam Haley, Thomas J, Schaefer, former Chief Financial Officer and Laura Pitlik, former Chief Marketing Officer.

Adjustment To PEO Compensation, Footnote
(1)
Compensation actually paid to our NEOs reflect the following adjustments for the fiscal years ended December 31, 2025, 2024 and 2023.
(2)
The amounts reported represent the measurement period value of an investment of $100 in our stock on December 29, 2023 (the last trading day of the 2023 fiscal year) and then valued again on each of December 31, 2024 (the last trading day of the 2024 fiscal year) and December 31, 2025 (the last trading day of the 2025 fiscal year), based on the closing price per share of the Company’s Common Stock as of such dates.

Adjustments to Determine Compensation "Actually Paid" to PEOs and NEOs

	2025			2024			2023
Adjustments	Thomas J. Schaefer PEO	Stanley E. Jacot Jr. PEO	Average Non-PEO NEOs (1)	Thomas J. Schaefer PEO	Stanley E. Jacot Jr. PEO	Average Non-PEO NEOs (2)	Stanley E. Jacot Jr. PEO	Average Non-PEO NEOs (3)
Deduct the amounts reported under the "Stock Awards" and "Option Awards" columns in the SCT.	$(40,001)	—	$(40,001)	$(43,888)	—	$(21,944)	$(10,021)	$(16,204)
Add the year-end fair value of any equity awards granted in the year that are outstanding and unvested as of the end of the covered year.	16,504	—	—	104,078	—	52,039	3,221	4,435
Add (Deduct) the change in fair value as of the end of the year (from the end of the prior fiscal year) of any awards granted in prior years that are outstanding and unvested as of the end of the covered year.	(54,287)	—	—	2,783	—	487	(30,864)	(9,600)
Add the fair value as of the vesting date for awards that are granted and vest in the same covered year.	—	—	—	—	—	—	—	—
Add the change in fair value from the end of the prior year to the vesting date for awards granted in prior years that vest in the covered year.	(11,048)	—	(10,514)	4,896	14,079	1,676	19	526
Deduct the fair value at the end of the prior fiscal year for awards granted in prior years that were forfeited during the covered year.	—	—	(56,002)	—	(147)	(108)	—	—
Add the value of any dividends, dividend equivalents, or other earnings paid on stock or option awards that are not otherwise reflected in the fair value of such award or included in any other component of total compensation	—	—	—	—	—	—	—	—
Total Adjustments	$(88,833)	$-	$(106,518)	$67,868	$13,932	$32,150	$(37,645)	$(20,844)

(1)
Non-PEO NEOs include Mark Kawakami, former Chief Financial Officer.
(2)
Non-PEO NEOs include Mark Kawakami, former Chief Financial Officer and Laura Pitlik, former Chief Marketing Officer.
(3)
Non-PEO NEOs include Pam Haley, Thomas J, Schaefer, former Chief Financial Officer and Laura Pitlik, former Chief Marketing Officer.

Non-PEO NEO Average Total Compensation Amount	$ 218,425	$ 262,501	$ 363,404
Non-PEO NEO Average Compensation Actually Paid Amount	$ 111,907	294,651	342,561
Adjustment to Non-PEO NEO Compensation Footnote
(1)
Compensation actually paid to our NEOs reflect the following adjustments for the fiscal years ended December 31, 2025, 2024 and 2023.
(2)
The amounts reported represent the measurement period value of an investment of $100 in our stock on December 29, 2023 (the last trading day of the 2023 fiscal year) and then valued again on each of December 31, 2024 (the last trading day of the 2024 fiscal year) and December 31, 2025 (the last trading day of the 2025 fiscal year), based on the closing price per share of the Company’s Common Stock as of such dates.

Adjustments to Determine Compensation "Actually Paid" to PEOs and NEOs

	2025			2024			2023
Adjustments	Thomas J. Schaefer PEO	Stanley E. Jacot Jr. PEO	Average Non-PEO NEOs (1)	Thomas J. Schaefer PEO	Stanley E. Jacot Jr. PEO	Average Non-PEO NEOs (2)	Stanley E. Jacot Jr. PEO	Average Non-PEO NEOs (3)
Deduct the amounts reported under the "Stock Awards" and "Option Awards" columns in the SCT.	$(40,001)	—	$(40,001)	$(43,888)	—	$(21,944)	$(10,021)	$(16,204)
Add the year-end fair value of any equity awards granted in the year that are outstanding and unvested as of the end of the covered year.	16,504	—	—	104,078	—	52,039	3,221	4,435
Add (Deduct) the change in fair value as of the end of the year (from the end of the prior fiscal year) of any awards granted in prior years that are outstanding and unvested as of the end of the covered year.	(54,287)	—	—	2,783	—	487	(30,864)	(9,600)
Add the fair value as of the vesting date for awards that are granted and vest in the same covered year.	—	—	—	—	—	—	—	—
Add the change in fair value from the end of the prior year to the vesting date for awards granted in prior years that vest in the covered year.	(11,048)	—	(10,514)	4,896	14,079	1,676	19	526
Deduct the fair value at the end of the prior fiscal year for awards granted in prior years that were forfeited during the covered year.	—	—	(56,002)	—	(147)	(108)	—	—
Add the value of any dividends, dividend equivalents, or other earnings paid on stock or option awards that are not otherwise reflected in the fair value of such award or included in any other component of total compensation	—	—	—	—	—	—	—	—
Total Adjustments	$(88,833)	$-	$(106,518)	$67,868	$13,932	$32,150	$(37,645)	$(20,844)

Compensation Actually Paid vs. Total Shareholder Return

The graphs below display the relationship between compensation actually paid to the PEOs and the average compensation actually paid to the non-PEO NEOs and the Company’s total shareholder return ("TSR") (based on a fixed investment of $100 on December 30, 2022) and net loss for the years presented.ap vs TSR FY21 - FY22

Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 36	(7)	8
Net Income (Loss)	(2,339,000)	(7,038,000)	(13,986,000)
Thomas J. Schaefer [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	469,001	499,477
PEO Actually Paid Compensation Amount	380,169	567,345
Stanley E. Jacot [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		518,108	525,177
PEO Actually Paid Compensation Amount		532,040	487,532
PEO | Thomas J. Schaefer [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(88,833)	67,868
PEO | Thomas J. Schaefer [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(40,001)	(43,888)
PEO | Thomas J. Schaefer [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	16,504	104,078
PEO | Thomas J. Schaefer [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(54,287)	2,783
PEO | Thomas J. Schaefer [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,048)	4,896
PEO | Stanley E. Jacot [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		13,932	(37,645)
PEO | Stanley E. Jacot [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(10,021)
PEO | Stanley E. Jacot [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,221
PEO | Stanley E. Jacot [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(30,864)
PEO | Stanley E. Jacot [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		14,079	19
PEO | Stanley E. Jacot [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(147)
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(106,518)	32,150	(20,844)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(40,001)	(21,944)	(16,204)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		52,039	4,435
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		487	(9,600)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(10,514)	1,676	$ 526
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (56,002)	$ (108)